INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2025	Dec. 31, 2024
Super Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%	6.30%
Terminal Capitalization Rate	4.80%	4.80%
Investment Horizon (years)	10,000,000	11,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.50%	9.10%
Terminal Capitalization Rate	5.40%	6.20%
Investment Horizon (years)	9,000,000	14,000,000
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.40%	7.90%
Core plus
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.90%	6.90%
Terminal Capitalization Rate	5.50%	5.60%
Investment Horizon (years)	10,000,000	10,000,000
Value Add (Member)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.20%	8.50%
Terminal Capitalization Rate	6.60%	6.80%
Investment Horizon (years)	10,000,000	10,000,000
Opportunistic
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.80%	8.90%
Terminal Capitalization Rate	6.90%	6.50%
Investment Horizon (years)	10,000,000	10,000,000